Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
We have applied this change retrospectively and presented the effect on the years ended December 31, 2017, 2016 and 2015, in the tables below:

	Year Ended December 31, 2017
(in millions)	Unadjusted	Change in Accounting Principle	As Adjusted
Other revenues	$789	$280	$1,069
Total revenues	40,324	280	40,604
Operating income	4,608	280	4,888
Interest income	297	(280)	17
Total other expense, net	(1,447)	(280)	(1,727)
Net income	4,536	—	4,536

	Year Ended December 31, 2016
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Other revenues	$671	$248	$919
Total revenues	37,242	248	37,490
Operating income	3,802	248	4,050
Interest income	261	(248)	13
Total other expense, net	(1,475)	(248)	(1,723)
Net income	1,460	—	1,460

	Year Ended December 31, 2015
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Other revenues	$514	$414	$928
Total revenues	32,053	414	32,467
Operating income	2,065	414	2,479
Interest income	420	(414)	6
Total other expense, net	(1,087)	(414)	(1,501)
Net income	733	—	733
We have applied the new cash flow standard retrospectively to all periods and presented the effect on the years ended December 31, 2017, 2016 and 2015, in the tables below:

	Year Ended December 31, 2017
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Net cash provided by operating activities	$7,962	$(4,131)	$3,831
Net cash used in investing activities	(11,064)	4,319	(6,745)
Net cash used in financing activities	(1,179)	(188)	(1,367)

	Year Ended December 31, 2016
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Net cash provided by operating activities	$6,135	$(3,356)	$2,779
Net cash used in investing activities	(5,680)	3,356	(2,324)
Net cash provided by financing activities	463	—	463

	Year Ended December 31, 2015
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Net cash provided by operating activities	$5,414	$(3,537)	$1,877
Net cash used in investing activities	(9,560)	3,537	(6,023)
Net cash provided by financing activities	3,413	—	3,413